Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	$ 169,476	$ 4	$ 553,014	$ (383,542)
Beginning balance, shares at Dec. 31, 2021		43,652,000
Vesting of restricted stock awards and units, shares		1,000
Exercise of stock options	58		58
Exercise of stock options, shares		142,000
Issuance of common stock under 2018 employee stock purchase plan	$ 204
Issuance of common stock under 2018 employee stock purchase plan, shares	121
Stock-based compensation expense	$ 11,522		11,522
Net Income (Loss)	(105,890)			(105,890)
Ending balance at Dec. 31, 2022	75,370	$ 4	564,798	(489,432)
Ending balance, shares at Dec. 31, 2022		43,916,000
Vesting of restricted stock awards and units, shares		306,000
Exercise of stock options	$ 235		235
Exercise of stock options, shares	297,604	298,000
Issuance of common stock under 2018 employee stock purchase plan	$ 86		86
Issuance of common stock under 2018 employee stock purchase plan, shares		134,000
Stock-based compensation expense	6,891		6,891
Net Income (Loss)	12,157			12,157
Ending balance at Dec. 31, 2023	$ 94,739	$ 4	$ 572,010	$ (477,275)
Ending balance, shares at Dec. 31, 2023		44,654,000